Share based compensation (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Exercised	(21,000)
Weighted average exercise price, opening balance	$ 0.10
Stock Options Member
Statement [Line Items]
Option outstanding, Opening Balance | shares	418,529	3,224,859	1,693,063
Granted	2,488,000	60,000	2,841,086
Forfeited	(123,500)	(4,000)	(47,500)
Exercised	(21,000)	(42,226)	(953,803)
Expired	(301,414)	(2,820,104)	(307,987)
Option outstanding, Closing Balance | shares	2,460,615	418,529	3,224,859
Exercisable	2,396,863	416,271	3,197,601
Weighted average exercise price, opening balance	$ 3.71	$ 2.75	$ 6.11
Weighted average exercise price, Granted	1.52	1.30	2.26
Weighted average exercise price, Forfeited	2.09	3.75	4.83
Weighted average exercise price, Exercised	1.30	3.71	4.87
Weighted average exercise price, Expired	4.03	2.56	9.85
Weighted average exercise price, Closing balance	1.56	3.71	2.75
Weighted average exercise price, Exercisable	$ 1.54	$ 3.71	$ 2.72